Income Taxes - Summary of Reconciliation of the Income Tax Computed at the Federal Statutory Tax Rate to the Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 3,318	$ 3,058
State income taxes, net of federal benefits	(1,853)	292
Change in valuation allowance	8,515	808
Uncertain tax positions	569	474
Gain on change in fair value of earn-out liability	(10,271)	0
Permanent differences and other	636	47
Capitalized R&D	510	(3,836)
Credits	(1,424)	(492)
Income tax expense	$ 0	$ 351